PROPERTY, PLANT, AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Long-lived asset impairment	$ 3,821		$ 44,951	$ 60,507	$ 7,186	$ 188,702
Bison Midstream
Property, Plant and Equipment [Line Items]
Long-lived asset impairment					3,900	$ 101,900
Red Rock Gathering Company LLC
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				14,200
Cash purchase price of disposals				12,000
Permian Basin
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				726	761
Asset impairment charges		$ 700
DJ Basin
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				34,913	$ 9
Asset impairment charges	$ 3,600		34,700
Barnett Shale
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				$ 9,629
Asset impairment charges			$ 9,700